UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07834
Columbia High Yield Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

Investment Portfolio

Columbia High Yield Fund

November 30, 2004 (unaudited)

				Par ($)	Value ($)*
Corporate Notes & Bonds - 92.9%
BASIC MATERIALS - 5.0%
Chemicals - 3.5%
Chemicals-Diversified - 0.8%
Equistar Chemicals LP:
	10.125%	09/01/08		7,370,000	8,457,075
	10.625%	05/01/11		4,805,000	5,561,788
					14,018,863
Chemicals-Specialty - 1.7%
Ethyl Corp.,
	8.875%	05/01/10		8,400,000	9,282,000
MacDermid, Inc.,
	9.125%	07/15/11		9,520,000	10,614,800
Nalco Co.,
	7.750%	11/15/11		10,170,000	10,983,600
					30,880,400

Industrial Gases - 1.0%
Airgas, Inc.,
	9.125%	10/01/11		16,358,000	18,320,960
					18,320,960
				Chemicals Total	63,220,223
Forest Products & Paper - 1.0%
Paper Related Products - 1.0%
Boise Cascade LLC,
	7.125%	10/15/14	(a)	16,875,000	17,718,750
					17,718,750
				Forest Products & Paper Total	17,718,750
Iron/Steel - 0.5%
Steel-Producers - 0.5%
Russel Metals, Inc.,
	6.375%	03/01/14		8,780,000	8,911,700
					8,911,700
				Iron/Steel Total	8,911,700
				BASIC MATERIALS TOTAL	89,850,673

COMMUNICATIONS - 15.0%
Advertising - 1.9%
Advertising Sales - 1.9%
Lamar Media Corp.,
	7.250%	01/01/13		31,203,000	33,933,262
					33,933,262
				Advertising Total	33,933,262

Media - 10.6%
Cable TV - 5.4%
DirecTV Holdings LLC,
	8.375%	03/15/13		24,430,000	27,544,825
EchoStar DBS Corp.:
	5.750%	10/01/08		22,125,000	22,456,875
	6.625%	10/01/14	(a)	11,850,000	12,027,750
Rogers Cable, Inc.:
	6.250%	06/15/13		17,315,000	17,271,713
	6.750%	03/15/15		1,200,000	1,215,000
	7.875%	05/01/12	(a)	15,350,000	16,846,625
					97,362,788

Multimedia - 0.3%
Emmis Operating Co.,
	6.875%	05/15/12		4,725,000	4,961,250
					4,961,250

Publishing-Periodicals - 2.9%
Dex Media East LLC,
	12.125%	11/15/12		5,998,000	7,347,550
Dex Media West LLC,
	5.875%	11/15/11	(a)	9,120,000	9,028,800
R.H. Donnelly Finance Corp.:
	8.875%	12/15/10	(a)	1,320,000	1,478,400
	10.875%	12/15/12		8,150,000	9,698,500
	10.875%	12/15/12	(a)	21,445,000	25,519,550
					53,072,800

Television - 2.0%
LIN Television Corp.,
	6.500%	05/15/13		14,350,000	14,852,250
Sinclair Broadcasting Group, Inc.:
	8.000%	03/15/12		12,710,000	13,313,725
	8.750%	12/15/11		6,710,000	7,213,250
					35,379,225
				Media Total	190,776,063

Telecommunications - 2.5%
Cellular Telecommunications - 2.5%
Nextel Communications, Inc.:
	5.950%	03/15/14		2,845,000	2,894,787
	6.875%	10/31/13		3,390,000	3,661,200
	7.375%	08/01/15		26,475,000	29,122,500
Rogers Wireless, Inc.:
	7.500%	03/15/15	(a)	2,675,000	2,788,688
	8.000%	12/15/12	(a)	6,750,000	7,036,875
					45,504,050
				Telecommunications Total	45,504,050
				COMMUNICATIONS TOTAL	270,213,375

CONSUMER, CYCLICAL - 21.9%
Entertainment - 2.9%
Music - 0.5%
Warner Music Group,
	7.375%	04/15/14	(a)	8,655,000	8,849,737
					8,849,737

Racetracks - 1.0%
Speedway Motorsports, Inc.,
	6.750%	06/01/13		16,983,000	18,065,666
					18,065,666

Theaters - 1.4%
Cinemark USA, Inc.,
	9.000%	02/01/13		21,740,000	25,001,000
					25,001,000
				Entertainment Total	51,916,403

Home Builders - 2.8%
Building Residential/Commercial - 2.8%
KB Home:
	7.750%	02/01/10		5,150,000	5,562,000
	8.625%	12/15/08		6,325,000	7,163,062
	9.500%	02/15/11		12,250,000	13,505,625
Toll Brothers, Inc.,
	8.250%	02/01/11		3,200,000	3,464,000
Toll Corp.:
	8.000%	05/01/09		5,765,000	5,937,950
	8.250%	12/01/11		12,770,000	14,110,850
					49,743,487
				Home Builders Total	49,743,487

Leisure Time - 2.6%
Cruise Lines - 2.1%
Royal Caribbean Cruises Ltd.:
	6.750%	03/15/08		5,325,000	5,684,437
	6.875%	12/01/13		6,275,000	6,800,531
	8.000%	05/15/10		2,495,000	2,806,875
	8.750%	02/02/11		18,890,000	22,195,750
					37,487,593

Leisure & Recreational Products - 0.5%
K2, Inc.,
	7.375%	07/01/14	(a)	8,380,000	9,197,050
					9,197,050
				Leisure Time Total	46,684,643

Lodging - 9.2%
Casino Hotels - 8.2%
Harrah’s Operating Co., Inc.,
	7.875%	12/15/05		17,050,000	17,774,625
Kerzner International Ltd.,
	8.875%	08/15/11		7,825,000	8,607,500
MGM Mirage, Inc.:
	6.000%	10/01/09		13,375,000	13,692,656
	9.750%	06/01/07		20,050,000	22,305,625
Park Place Entertainment Corp.:
	7.875%	03/15/10		150,000	170,250
	8.875%	09/15/08		750,000	853,125
	9.375%	02/15/07		30,150,000	33,391,125
Station Casinos, Inc.:
	6.500%	02/01/14		21,420,000	22,330,350
	6.875%	03/01/16		13,540,000	14,217,000
Wynn Las Vegas LLC,
	6.625%	12/01/14	(a)	13,505,000	13,302,425
					146,644,681

Hotels & Motels - 1.0%
ITT Corp.,
	6.750%	11/15/05		800,000	823,000
Starwood Hotels & Resorts Worldwide, Inc.:
	7.375%	05/01/07		5,300,000	5,657,750
	7.875%	05/01/12		10,255,000	11,729,156
					18,209,906
				Lodging Total	164,854,587

Retail - 3.4%
Retail-Automobiles - 1.3%
Autonation, Inc.,
	9.000%	08/01/08		14,330,000	16,407,850
Group 1 Automotive, Inc.,
	8.250%	08/15/13		6,745,000	7,166,563
					23,574,413

Convenience Stores - 1.0%
Couche-Tard,
	7.500%	12/15/13		16,480,000	17,880,800
					17,880,800

Retail-Jewelry - 0.3%
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12		4,840,000	5,275,600
					5,275,600

Retail-Propane Distribution - 0.6%
Suburban Propane Partners LP,‘
	6.875%	12/15/13		9,675,000	10,013,625
					10,013,625

Retail-Restaurants - 0.2%
Domino’s, Inc.,
	8.250%	07/01/11		3,980,000	4,358,100
					4,358,100
				Retail Total	61,102,538

Toys/Games/Hobbies - 1.0%
Toys - 1.0%
Hasbro, Inc.,
	6.150%	07/15/08		17,420,000	18,552,300
					18,552,300
				Toys/Games/Hobbies Total	18,552,300
				CONSUMER, CYCLICAL TOTAL	392,853,958

CONSUMER, NON-CYCLICAL - 18.0%
Beverages - 3.4%
Beverages-Non-Alcoholic - 1.8%
Cott Beverages, Inc.,
	8.000%	12/15/11		29,250,000	31,809,375
					31,809,375

Beverages-Wine/Spirits - 1.6%
Constellation Brands, Inc.:
	8.000%	02/15/08		3,850,000	4,215,750
	8.125%	01/15/12		17,585,000	19,123,688
	8.625%	08/01/06		5,100,000	5,501,625
					28,841,063
				Beverages Total	60,650,438
Commercial Services - 4.2%
Commercial Services - 1.4%
Iron Mountain, Inc.:
	7.750%	01/15/15		7,450,000	7,580,375
	8.625%	04/01/13		17,040,000	18,062,400
					25,642,775

Private Corrections - 1.8%
Corrections Corp. of America:
	7.500%	05/01/11		29,400,000	31,311,000
	9.875%	05/01/09		275,000	308,000
					31,619,000

Rental Auto/Equipment - 1.0%
United Rentals, Inc.:
	7.000%	02/15/14		12,000,000	11,160,000
	7.750%	11/15/13		7,005,000	6,759,825
					17,919,825
				Commercial Services Total	75,181,600

Healthcare-Services - 6.2%
Medical-Hospitals - 3.7%
HCA, Inc.,
	6.950%	05/01/12		20,105,000	20,970,520
Province Healthcare Co.,
	7.500%	06/01/13		12,800,000	14,592,000
Triad Hospitals, Inc.:
	7.000%	05/15/12		24,453,000	25,859,048
	7.000%	11/15/13		4,360,000	4,436,300
					65,857,868

Medical Products - 0.7%
Fisher Scientific International, Inc.,
	6.750%	08/15/14	(a)	11,810,000	12,695,750
					12,695,750
Medical-Nursing Homes - 0.3%
Extendicare Health Services, Inc.:
	6.875%	05/01/14		4,630,000	4,699,450
	9.500%	07/01/10		1,280,000	1,436,800
					6,136,250

Medical-Outpatient/Home Medical - 1.5%
Select Medical Corp.:
	7.500%	08/01/13		11,050,000	12,666,063
	9.500%	06/15/09		12,625,000	13,698,125
					26,364,188
				Healthcare-Services Total	111,054,056

Household Products/Wares -1.3%
Consumer Products Miscellaneous - 1.3%
Scotts Co.,
	6.625%	11/15/13		21,530,000	22,875,625
					22,875,625
				Household Products/Wares Total	22,875,625

Pharmaceuticals - 2.9%
Medical-Wholesale Drug Distribution - 1.4%
AmerisourceBergen Corp.:
	7.250%	11/15/12		6,630,000	7,259,850
	8.125%	09/01/08		17,375,000	19,155,938
					26,415,788

Pharmacy Services - 1.5%
Omnicare, Inc.,
	6.125%	06/01/13		10,700,000	10,753,500
Series B,
	8.125%	03/15/11		14,740,000	15,771,800
					26,525,300
				Pharmaceuticals Total	52,941,088
				CONSUMER, NON-CYCLICAL TOTAL	322,702,807

ENERGY - 14.2%
Coal - 3.5%
Coal - 3.5%
Arch Western Finance LLC,
	6.750%	07/01/13		28,790,000	30,373,450
Peabody Energy Corp.:
	5.875%	04/15/16		2,775,000	2,785,406
	6.875%	03/15/13		26,655,000	28,854,038
					62,012,894
				Coal Total	62,012,894

Oil & Gas - 5.6%
Oil Comp-Explore & Production - 4.7%
Chesapeake Energy Corp.:
	7.500%	09/15/13		10,195,000	11,265,475
	8.125%	04/01/11		3,050,000	3,309,250
	8.375%	11/01/08		6,460,000	6,944,500
	9.000%	08/15/12		8,750,000	10,018,750
Newfield Exploration Co.,
	6.625%	09/01/14	(a)	18,940,000	20,171,100
Plains E&P Co.,
	7.125%	06/15/14		13,265,000	14,724,150
Pogo Producing Co.,
	8.250%	04/15/11		3,080,000	3,372,600
Vintage Petroleum, Inc.:
	7.875%	05/15/11		7,150,000	7,686,250
	8.250%	05/01/12		6,025,000	6,717,875
					84,209,950

Oil & Gas Drilling - 0.9%
Pride International, Inc.,
	7.375%	07/15/14	(a)	14,505,000	16,100,550
					16,100,550
				Oil & Gas Total	100,310,500

Oil & Gas Services- 3.5%
Oil Field Machines & Equipment - 1.7%
Grant Prideco, Inc.:
	9.000%	12/15/09		14,995,000	16,719,425
	9.625%	12/01/07		12,720,000	14,373,600
					31,093,025

Oil-Field Services - 1.8%
Hornbeck Offshore Services, Inc.,
	6.125%	12/01/14	(a)	9,975,000	9,975,000
Key Energy Services, Inc.,
	6.375%	05/01/13		4,290,000	4,354,350
Universal Compression, Inc.,
	7.250%	05/15/10		16,245,000	17,382,150
					31,711,500
				Oil & Gas Services Total	62,804,525

Pipelines - 1.6%
Pipelines - 1.6%
Markwest Energy Partners,
	6.875%	11/01/14	(a)	8,725,000	8,877,687
Williams Companies, Inc.:
	7.125%	09/01/11		1,935,000	2,128,500
	8.125%	03/15/12		15,745,000	18,342,925
					29,349,112
				Pipelines Total	29,349,112
				ENERGY TOTAL	254,477,031

FINANCIALS - 1.4%
REITS - 1.4%
REITS - 1.4%
iStar Financial, Inc.:
	6.000%	12/15/10		2,400,000	2,518,800
	7.000%	03/15/08		7,900,000	8,496,213
	8.750%	08/15/08		5,767,000	6,561,923
Series B,
	5.125%	04/01/11		7,350,000	7,366,170
					24,943,106
				REITS Total	24,943,106
				FINANCIALS TOTAL	24,943,106

INDUSTRIALS - 15.4%
Aerospace/Defense - 2.8%
Aerospace/Defense-Equipment - 0.9%
TransDigm, Inc.,
	8.375%	07/15/11		15,275,000	16,458,812
					16,458,812

Electronics-Military - 1.9%
L-3 Communications Corp.:
	6.125%	07/15/13		1,375,000	1,416,250
	7.625%	06/15/12		30,275,000	33,075,438
					34,491,688
				Aerospace/Defense Total	50,950,500

Environmental Control - 2.0%
Alternative Waste Technology - 0.5%
Synagro Technologies, Inc.,
	9.500%	04/01/09		8,375,000	9,045,000
					9,045,000

Non-Hazardous Waste Disposal - 1.5%
Allied Waste North America, Inc.:
	6.375%	04/15/11		3,920,000	3,724,000
	6.500%	11/15/10		7,875,000	7,628,906
Series B:
	7.375%	04/15/14		13,825,000	12,995,500
	9.250%	09/01/12		2,300,000	2,461,000
					26,809,406
				Environmental Control Total	35,854,406

Hand/Machine Tools - 0.9%
Machine Tools & Related Products - 0.9%
Kennametal, Inc.,
	7.200%	06/15/12		15,195,000	16,463,631
					16,463,631
				Hand/Machine Tools Total	16,463,631

Machinery-Diversified - 0.9%
Machinery-General Industrials - 0.9%
Wabtec,
	6.875%	07/31/13		14,875,000	15,618,750
					15,618,750
				Machinery-Diversified Total	15,618,750

Packaging & Containers - 5.8%
Containers-Metal/Glass - 4.4%
Ball Corp.:
	6.875%	12/15/12		32,897,000	35,528,760
	7.750%	08/01/06		2,850,000	3,035,250
Owens-Brockway Glass Container:
	6.750%	12/01/14	(a)	3,875,000	3,889,531
	8.875%	02/15/09		7,225,000	7,857,188
Owens-Illinois, Inc.:
	7.500%	05/15/10		4,725,000	4,978,969
	8.100%	05/15/07		410,000	434,600
Silgan Holdings, Inc.,
	6.750%	11/15/13		22,380,000	23,219,250
					78,943,548

Containers-Paper/Plastic - 1.4%
Smurfit-Stone Container Corp.:
	7.375%	07/15/14		8,450,000	9,062,625
	8.250%	10/01/12		4,505,000	4,932,975
	8.375%	07/01/12		5,185,000	5,677,575
	9.750%	02/01/11		5,425,000	5,994,625
					25,667,800
				Packaging & Containers Total	104,611,348

Transportation - 3.0%
Transport-Marine - 1.8%
Teekay Shipping Corp.,
	8.875%	07/15/11		27,626,000	32,046,160
					32,046,160

Transport-Services - 1.2%
Offshore Logistics, Inc.,
	6.125%	06/15/13		20,800,000	21,424,000
					21,424,000
				Transportation Total	53,470,160
				INDUSTRIALS TOTAL	276,968,795

TECHNOLOGY - 1.1%
Semiconductors - 1.1%
Electronic Compo-Semiconductors - 1.1%
Freescale Semiconductor, Inc.,
	6.875%	07/15/11		18,430,000	19,812,250
					19,812,250
				Semiconductors Total	19,812,250
				TECHNOLOGY TOTAL	19,812,250

UTILITIES - 0.9%
Electric - 0.9%
Electric-Generation - 0.8%
AES Corp.,
	7.750%	03/01/14		13,380,000	14,517,300
					14,517,300

Electric-Intergraded - 0.1%
Nevada Power Co.,
	5.875%	01/15/15		1,650,000	1,657,144
Northwestern Corp.,
	5.875%	11/01/14	(a)	975,000	1,005,469
					2,662,613
				Electric Total	17,179,913
				UTILITIES TOTAL	17,179,913

Total Corporate Notes and Bonds (cost of $1,605,134,665)					1,669,001,908

Short-Term Obligation - 6.6%
Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due12/01/04 at 1.840%, collateralized by U.S. Treasury Notes with various maturities to 07/15/09, market value $121,648,319 repurchase proceeds $119,265,095				119,259,000	119,259,000

Total Short-Term Obligation (cost of $119,259,000)					119,259,000

Total Investments - 99.5% (cost of $1,724,393,665) (b)(c)	1,788,260,908

Other Assets & Liabilities, Net - 0.5%	7,659,714

Net Assets - 100.0%	1,795,920,622

Notes to Investment Portfolio:

*      Security Valuation

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, these securities amounted to $196,509,737, which represents 10.9% of net assets.

(b) Cost for federal income tax purposes is $1,733,639,201.

(c) Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

		Net
Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation
$58,988,423	$(4,366,716)	$54,621,707

Acronym	Name
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia High Yield Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005